NOTE 7 - Property, Plant and Equipment, net: Schedule of Propety, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023
Property, Plant and Equipment, Gross, Beginning Balance	$ 5,622	[1]	$ 4,140
Additions other than through business combinations, property, plant and equipment	4,275		1,553
Disposals, property, plant and equipment	0		(71)
Property, Plant and Equipment, Gross, Ending Balance	9,897		5,622	[1]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Beginning Balance	1,696	[1]	1,310
Accumulated Depreciation, Property, Plant and Equipment, Period Increase	451		390
Accumulated Depreciation, Property, Plant and Equipment, Period Decrease	0		(4)
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Ending Balance	2,147		1,696	[1]
Property, plant and equipment, net	7,750		3,926
Other Machinery and Equipment
Property, Plant and Equipment, Gross, Beginning Balance	830	[1]	816
Additions other than through business combinations, property, plant and equipment	60		14
Disposals, property, plant and equipment	0		0
Property, Plant and Equipment, Gross, Ending Balance	890		830	[1]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Beginning Balance	739	[1]	710
Accumulated Depreciation, Property, Plant and Equipment, Period Increase	31		29
Accumulated Depreciation, Property, Plant and Equipment, Period Decrease	0		0
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Ending Balance	770		739	[1]
Property, plant and equipment, net	120		91
Office Equipment
Property, Plant and Equipment, Gross, Beginning Balance	89	[1]	85
Additions other than through business combinations, property, plant and equipment	0		4
Disposals, property, plant and equipment	0		0
Property, Plant and Equipment, Gross, Ending Balance	89		89	[1]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Beginning Balance	53	[1]	44
Accumulated Depreciation, Property, Plant and Equipment, Period Increase	9		9
Accumulated Depreciation, Property, Plant and Equipment, Period Decrease	0		0
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Ending Balance	62		53	[1]
Property, plant and equipment, net	27		36
Leasehold Improvements
Property, Plant and Equipment, Gross, Beginning Balance	400	[1]	400
Additions other than through business combinations, property, plant and equipment	0		0
Disposals, property, plant and equipment	0		0
Property, Plant and Equipment, Gross, Ending Balance	400		400	[1]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Beginning Balance	246	[1]	222
Accumulated Depreciation, Property, Plant and Equipment, Period Increase	23		24
Accumulated Depreciation, Property, Plant and Equipment, Period Decrease	0		0
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Ending Balance	269		246	[1]
Property, plant and equipment, net	131		154
Computer Equipment
Property, Plant and Equipment, Gross, Beginning Balance	127	[1]	120
Additions other than through business combinations, property, plant and equipment	11		7
Disposals, property, plant and equipment	0		0
Property, Plant and Equipment, Gross, Ending Balance	138		127	[1]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Beginning Balance	115	[1]	104
Accumulated Depreciation, Property, Plant and Equipment, Period Increase	9		11
Accumulated Depreciation, Property, Plant and Equipment, Period Decrease	0		0
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Ending Balance	124		115	[1]
Property, plant and equipment, net	14		12
Manufacturing Facility
Property, Plant and Equipment, Gross, Beginning Balance	4,176	[1]	2,719
Additions other than through business combinations, property, plant and equipment	4,204		1,528
Disposals, property, plant and equipment	0		(71)
Property, Plant and Equipment, Gross, Ending Balance	8,380		4,176	[1]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Beginning Balance	543	[1]	230
Accumulated Depreciation, Property, Plant and Equipment, Period Increase	379		317
Accumulated Depreciation, Property, Plant and Equipment, Period Decrease	0		(4)
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Ending Balance	922		543	[1]
Property, plant and equipment, net	$ 7,458		$ 3,633

[1]	Certain comparative amounts have been reclassified to conform to the current year presentation (Note 2b